SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policy)	6 Months Ended
Jun. 30, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Functional currency
A.	Functional currency

The functional currency of the Company is the US dollar ("US$"), which is the currency of the primary economic environment in which the operations of the Company are conducted and is also the reporting currency of the Group. The functional currency of Integrity Israel is the New Israeli Shekel ("NIS").

The financial statements of the subsidiary were translated into US dollars in accordance with the relevant standards of the FASB. Accordingly, assets and liabilities were translated from NIS to US dollars using period-end exchange rates, and income and expense items were translated at average exchange rates during the period.

Gains or losses resulting from translation adjustments are reflected in stockholders' equity (deficit), under "accumulated other comprehensive income (loss)".

Balances denominated in or linked to foreign currency are stated on the basis of the exchange rates prevailing at the balance sheet date. For foreign currency transactions included in the statement of operations, the exchange rates applicable on the relevant transaction dates are used. Gains or losses arising from changes in the exchange rates used in the translation of such balances are carried to financing income or expenses.

	Six months ended June 30,		Year ended December 31,
	2012	2011	2011	2010	2009
Official exchange rate of NIS 1 to US dollar	0.255	0.293	0.262	0.282	0.265

Principles of consolidation
B.	Principles of consolidation

The consolidated financial statements include the accounts of the Company and its subsidiary. All significant intercompany balances and transactions have been eliminated on consolidation.

As described in Note 1A above, the merger of Integrity Israel has been accounted for in a manner similar to a pooling of interests at historical cost.

Use of estimates in the preparation of financial statements
C.	Use of estimates in the preparation of financial statements

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to stock based compensation and to the going concern assumption.

Cash and cash equivalents
D.	Cash and cash equivalents

The Group considers all short-term investments, which are highly liquid investments with original maturities of three months or less at the date of purchase, to be cash equivalents.

Property and equipment, net
E.	Property and equipment, net

1.
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets. When an asset is retired or otherwise disposed of, the related carrying value and accumulated depreciation are removed from the respective accounts and the net difference less any amount realized from disposition is reflected in the statements of operations.

2.	Rates of depreciation:

%
Computers	33
Furniture and office equipment	7-15
Leasehold improvements	Shorter of lease term and 10 years

Impairment of long-lived assets
F.	Impairment of long-lived assets

The Group's long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. The Group has not recorded any impairment losses in the reported periods.

Deferred income taxes
G.	Deferred income taxes

Deferred income taxes are determined utilizing the asset and liability method based on the estimated future tax effects of differences between the financial accounting and the tax bases of assets and liabilities under the applicable tax law. Deferred tax balances are computed using the tax rates expected to be in effect when these differences reverse. Valuation allowances in respect of deferred tax assets are provided for if, based upon the weight of available evidence, it is more likely than not that all or a portion of the deferred income tax assets will not be realized.

The Company accounts for uncertain tax positions in accordance with ASC Topic 740-10, which prescribes detailed guidance for the financial statement recognition, measurement and disclosure of uncertain tax positions recognized in an enterprise's financial statements. According to ASC Topic 740-10, tax positions must meet a more-likely-than-not recognition threshold. The Company's accounting policy is to classify interest and penalties relating to uncertain tax positions under income taxes, however the Company did not recognize such items in its financial statements for any of the reported periods and did not recognize any liability with respect to unrecognized tax position in its balance sheets.

Liability for employee rights upon retirement
H.	Liability for employee rights upon retirement

Integrity Israel's liability for employee rights upon retirement with respect to its Israeli employees is calculated, pursuant to Israeli severance pay law, based on the most recent salary of each employee multiplied by the number of years of employment, as of the balance sheet date. Employees are entitled to one month's salary for each year of employment, or a portion thereof. Integrity Israel makes monthly deposits to insurance policies and severance pay funds. The liability of the Company is fully provided for.

The deposited funds include profits accumulated up to the balance sheet date. The deposited funds may be withdrawn upon the fulfillment of Integrity Israel's severance obligations pursuant to the Israeli severance pay laws or labor agreements with its employees. The value of the deposited funds is based on the cash surrender value of these policies, and includes immaterial profits/losses.

Commencing 2011, the Company's and its Israeli subsidiary's agreements with certain of their Israeli employees are in accordance with Section 14 of the Severance Pay Law -1963. Deposits in accordance with Section 14 release the Company from any future severance payments in respect of those employees with respect to the periods for which such deposits were made. Related obligations and liabilities under Section 14 are not recorded as an asset or as a liability in the Company's balance sheet.

Severance expenses for the six month periods ended June 30, 2012 and 2011, and for the years ended December 31, 2011, 2010 and 2009 amounted to US$ 26,832, US$ 9,553, US$ 1,127, US$ 16,284 and US$ 34,485, respectively.

Research and development expenses
I.	Research and development expenses

Research and development expenses are charged to operations as incurred. Grants received from the Government of Israel for development of approved projects were recognized as a reduction of expenses when the related costs were incurred (see also J. below).

Royalty-bearing grants
J.	Royalty-bearing grants

Royalty-bearing grants from the Office of the Chief Scientist of the Ministry of Industry, Trade and Labor of the State of Israel (the "OCS") for funding approved research and development projects are recognized at the time Integrity Israel is entitled to such grants, on the basis of the costs incurred, and reduce research and development costs. The cumulative research and development grants received by Integrity Israel from inception through December 2004 amount to US$ 93,462. Integrity Israel has not received any research and development grants since December 2004.

As of June 30, 2012, 2011 and December 31, 2011, 2010 and 2009 the Company has not accrued any royalties, since no revenues were recognized in respect of the funded project.

Loss per share
K.	Loss per share

Basic loss per share is computed by dividing loss for the period by the weighted average number of shares outstanding during the period.

In computing diluted earnings per share, basic earnings per share are adjusted to reflect the potential dilution that could occur upon the exercise of options issued or granted using the "treasury stock method" and upon the conversion of convertible notes using the "if-converted method", if the effect of such exercise or conversion is dilutive.

Stock-based compensation
L.	Stock-based compensation

Share-based payments including grants of stock options and shares are recognized in the statement of operations as an operating expense, based on the fair value of the award on the date of grant. The fair value of options is estimated using the Black-Scholes option-pricing model and the fair value of share grants is estimated using recent transaction prices. The Group has expensed compensation costs, net of estimated forfeitures, applying the accelerated vesting method, over the requisite service period or over the implicit service period when a performance condition affects the vesting, and it is considered probable that the performance condition will be achieved.

Share-based payments awarded to consultants (non-employees) are accounted for in accordance with ASC Topic 505-50, "Equity-Based Payments to Non-Employees".

Other comprehensive income (loss)
M.	Other comprehensive income (loss)

Other comprehensive income (loss), presented in stockholders' equity (deficit), includes, gains and losses from the translation of the subsidiary's financial statements from its functional currency to the reporting currency of the Group.

Fair value of financial instruments
N.	Fair value of financial instruments

ASC Topic 825-10, "Financial Instruments" defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company. The Company considers the carrying amount of cash and cash equivalents, other current assets, credit from banking institutions, accounts payable and other current liabilities balances, to approximate their fair values because of the short period of time between the origination of such instruments and their expected realization. The fair value of the warrants with down-round protection which were classified as a liability measured at fair value through earnings was estimated using Black-Scholes option-pricing model. The Company did not estimate the fair value of the long-term loans from stockholders which do not bear any interest, since the repayment schedule has not been determined.

Convertible notes
O.	Convertible notes

The Company has considered the provisions of ASC Topic 815, "Derivatives and Hedging", and determined that the conversion feature should not be separated from the host instrument because it did not meet the definition of a derivative. Furthermore, the Company applied ASC Topic 470-20, "Debt - Debt with Conversion and Other Options" which clarifies the accounting for instruments with beneficial conversion features or contingency adjustable conversion ratios. As described in Note 10C, the Company has determined that the convertible notes did not provide a beneficial conversion feature.

The entire balance of the convertible notes (which were issued during fiscal year 2010) was either repaid in cash or converted into Common Stock during fiscal year 2010 (see also Note 10C).

Concentrations of credit risk
P.	Concentrations of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents. Cash and cash equivalents are deposited with major banks in Israel and the United States of America. Management believes that such financial institutions are financially sound and, accordingly, minimal credit risk exists with respect to these financial instruments.

The Company has no significant off-balance-sheet concentration of credit risk, such as foreign exchange contracts, option contracts or other foreign hedging arrangements.

Contingencies
Q.	Contingencies

The Company records accruals for loss contingencies arising from claims, litigation and other sources when it is probable that a liability has been incurred and the amount can be reasonably estimated. These accruals are adjusted periodically as assessments change or additional information becomes available. As of June 30, 2012 and December 31, 2011, the Company has not recorded an expense related to the outstanding litigation because it has not yet been determined if a liability has been incurred and if so, if the liability can be reasonably estimated (see Note 9D). Legal costs incurred in connection with loss contingencies are expensed as incurred.

Warrants with down-round protection
R.	Warrants with down-round protection

Warrants that were issued during fiscal year 2011 to a certain non-employee, which include down-round protection that would adjust the strike price of the warrants to a price per share at which the Company will subsequently issue stock, if such price per share is less than the original strike price of the warrants, were classified as a liability and measured at fair value through earnings.

Fair value measurements
S.	Fair value measurements

The Company applies ASC Topic 820-10 (formerly SFAS 157, "Fair Value Measurements") which defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and requires disclosures for fair value measurements.

Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

As of June 30, 2012 and December 31, 2011, the Company measured the liability with respect to warrants with down-round protection at fair value. Such fair value measurement is classified as level 3 of the fair value hierarchy.

Recently issued accounting pronouncements
T.	Recently issued accounting pronouncements

1.	ASC Topic 220, "Comprehensive Income"

Effective January 1, 2012, the Company adopted retrospectively the provisions of Accounting Standard Update No. 2011-05, "Comprehensive Income (Topic 220) - Presentation of Comprehensive Income" ("ASU 2011-05"). ASU 2011-05 eliminated the option to present the components of other comprehensive income as part of the statement of equity and requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.

The adoption of ASU 2011-05 did not have a material impact on the consolidated financial statements.

2.	ASC Topic 210, "Balance Sheet"

In December 2011, the FASB issued Accounting Standard Update (ASU) 2011-11, "Balance Sheet (Topic 210) - Disclosures about Offsetting Assets and Liabilities" (ASU 2011-11). ASU 2011-11 enhances disclosures about financial instruments and derivative instruments that are either offset in accordance with the Accounting Standards Codification or are subject to an enforceable master netting arrangement or similar agreement.

The amended guidance will be effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods (fiscal year 2013 for the Company) and should be applied retrospectively to all comparative periods presented.

The Company is currently evaluating the impact that the adoption of ASU 2011-11 would have on its consolidated financial statements, if any.